Jul. 29, 2019

GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Institutional, Separate Account Institutional, Investor, Class R6, and Class P Shares

of the

Goldman Sachs Investment Grade Credit Fund

(the “Fund”)

Supplement dated May 15, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2019, as supplemented to date

The Board of Trustees of the Goldman Sachs Trust has recently approved a change in the investment objective of the Fund. This change will become effective on July 29, 2020.

The Fund’s current investment objective is to seek a high level of total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Credit Index. The Fund’s new investment objective will be to seek a high level of total return consisting of capital appreciation and income.

Accordingly, on July 29, 2020, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs Investment Grade Credit Fund—Summary—Investment Objective” in the Prospectuses and the “Investment Objective” in the Summary Prospectuses:

The Goldman Sachs Investment Grade Credit Fund (the “Fund”) seeks a high level of total return consisting of capital appreciation and income.